Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial Liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ (2,893)	¥ (13,881)	¥ 13,456
Financial Liabilities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(2,893)	(13,881)	13,456
Financial Liabilities [Member] | Other Short-term Borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	5,194	(5,559)	5,902
Financial Liabilities [Member] | Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	5,194	(5,559)	5,902
Financial Liabilities [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(8,087)	(8,322)	7,554
Financial Liabilities [Member] | Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(8,087)	(8,322)	7,554
Financial Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		241,815	395,530	(415,749)
Financial Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		837,832	208,952	(148,242)
Financial Assets [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(596,017)	186,578	(267,507)
Financial Assets [Member] | Trading Account Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	241,815	395,530	(415,749)
Financial Assets [Member] | Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	837,832	208,952	(148,242)
Financial Assets [Member] | Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	¥ (596,017)	¥ 186,578	¥ (267,507)

[1]	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.
[2]	Excludes Danamon’s equity securities. See Note 2 for reference.